Quarterly Holdings Report
for
Fidelity® MSCI Real Estate Index ETF
April 30, 2024
T16-NPRT3-0624
1.9862676.109

Schedule of Investments April 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
		Shares	Value
DIVERSIFIED REITS – 2.0%
Diversified REITs – 2.0%
Alexander & Baldwin, Inc.		50,830	$ 837,170
American Assets Trust, Inc.		35,008	747,421
Armada Hoffler Properties, Inc.		47,567	500,405
Broadstone Net Lease, Inc.		132,155	1,924,177
Empire State Realty Trust, Inc. Class A		96,281	876,157
Essential Properties Realty Trust, Inc.		112,642	2,966,990
Gladstone Commercial Corp.		29,809	398,546
Global Net Lease, Inc.		143,704	998,743
One Liberty Properties, Inc.		12,727	291,576
WP Carey, Inc.		154,031	8,447,060
TOTAL DIVERSIFIED REITS	17,988,245
HEALTH CARE REITS – 8.9%
Health Care REITs – 8.9%
CareTrust REIT, Inc.		86,590	2,140,505
Community Healthcare Trust, Inc.		20,319	539,063
Diversified Healthcare Trust		119,980	283,153
Global Medical REIT, Inc.		47,464	384,933
Healthcare Realty Trust, Inc.		268,799	3,825,010
Healthpeak Properties, Inc.		498,914	9,284,789
LTC Properties, Inc.		29,036	961,092
Medical Properties Trust, Inc.		424,633	1,953,312
National Health Investors, Inc.		31,664	1,996,732
Omega Healthcare Investors, Inc.		172,903	5,257,980
Sabra Health Care REIT, Inc.		164,823	2,294,336
Universal Health Realty Income Trust		10,379	373,955
Ventas, Inc.		283,977	12,574,502
Welltower, Inc.		390,744	37,230,088
TOTAL HEALTH CARE REITS	79,099,450
HOTEL & RESORT REITS – 2.9%
Hotel & Resort REITs – 2.9%
Apple Hospitality REIT, Inc.		154,789	2,284,686
Chatham Lodging Trust		36,072	330,780
DiamondRock Hospitality Co.		154,685	1,376,696
Host Hotels & Resorts, Inc.		497,843	9,394,297
Park Hotels & Resorts, Inc.		150,474	2,427,146
Pebblebrook Hotel Trust		85,022	1,235,370
RLJ Lodging Trust		109,507	1,204,577
Ryman Hospitality Properties, Inc.		40,579	4,280,273
Service Properties Trust		116,991	717,155
Summit Hotel Properties, Inc.		77,090	463,311
Sunstone Hotel Investors, Inc.		137,285	1,400,307
Xenia Hotels & Resorts, Inc.		73,930	1,025,409
TOTAL HOTEL & RESORT REITS	26,140,007
INDUSTRIAL REITS – 10.9%
Industrial REITs – 10.9%
Americold Realty Trust, Inc.		201,556	4,428,185
EastGroup Properties, Inc.		32,956	5,120,044

		Shares	Value

First Industrial Realty Trust, Inc.		94,248	$ 4,280,744
LXP Industrial Trust		208,389	1,740,048
Plymouth Industrial REIT, Inc.		31,552	658,806
Prologis, Inc.		652,086	66,545,376
Rexford Industrial Realty, Inc.		150,186	6,429,463
STAG Industrial, Inc.		129,368	4,448,966
Terreno Realty Corp.		61,279	3,330,514
TOTAL INDUSTRIAL REITS	96,982,146
OFFICE REITS – 4.7%
Office REITs – 4.7%
Alexandria Real Estate Equities, Inc.		116,509	13,499,898
Boston Properties, Inc.		105,009	6,499,007
Brandywine Realty Trust		121,268	550,557
COPT Defense Properties		79,429	1,903,913
Cousins Properties, Inc.		106,957	2,453,594
Douglas Emmett, Inc.		117,766	1,614,572
Easterly Government Properties, Inc.		67,166	785,170
Equity Commonwealth (a)		75,311	1,409,822
Highwoods Properties, Inc.		74,395	1,949,149
Hudson Pacific Properties, Inc.		88,941	515,858
JBG SMITH Properties		64,066	961,631
Kilroy Realty Corp.		78,604	2,656,815
Paramount Group, Inc.		115,047	533,818
Peakstone Realty Trust		25,464	355,732
Piedmont Office Realty Trust, Inc. Class A		86,443	595,592
SL Green Realty Corp.		45,702	2,277,331
Vornado Realty Trust		114,179	2,972,079
TOTAL OFFICE REITS	41,534,538
REAL ESTATE MANAGEMENT & DEVELOPMENT – 7.7%
Diversified Real Estate Activities – 0.2%
RMR Group, Inc. Class A		12,007	284,806
St. Joe Co.		25,614	1,465,121
Tejon Ranch Co. (a)		15,094	253,277
			2,003,204
Real Estate Development – 0.2%
Forestar Group, Inc. (a)		15,028	465,718
Howard Hughes Holdings, Inc. (a)		22,973	1,496,920
			1,962,638
Real Estate Operating Companies – 0.4%
DigitalBridge Group, Inc.		116,780	1,919,863
FRP Holdings, Inc. (a)		10,772	326,499
Kennedy-Wilson Holdings, Inc.		78,699	676,025
Seritage Growth Properties Class A (a)		27,493	256,785
			3,179,172
Real Estate Services – 6.9%
Anywhere Real Estate, Inc. (a)		69,822	339,335
CBRE Group, Inc. Class A (a)		214,869	18,669,967
Compass, Inc. Class A (a)		267,637	843,057

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – continued
CoStar Group, Inc. (a)		288,533	$ 26,409,425
Cushman & Wakefield PLC (a)		118,274	1,141,344
eXp World Holdings, Inc.		56,610	563,836
Jones Lang LaSalle, Inc. (a)		33,574	6,066,822
Marcus & Millichap, Inc.		18,153	574,905
Newmark Group, Inc. Class A		105,140	1,006,190
Opendoor Technologies, Inc. (a)		381,637	759,458
Redfin Corp. (a)		83,768	469,938
Zillow Group, Inc. Class C (a)		109,037	4,641,705
			61,485,982
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	68,630,996
RESIDENTIAL REITS – 14.0%
Multi-Family Residential REITs – 9.4%
Apartment Income REIT Corp.		103,739	3,981,503
Apartment Investment & Management Co. Class A (a)		92,582	740,656
AvalonBay Communities, Inc.		100,112	18,978,232
Camden Property Trust		75,353	7,511,187
Centerspace		10,982	738,539
Elme Communities		61,506	932,431
Equity Residential		254,589	16,395,532
Essex Property Trust, Inc.		45,298	11,154,632
Independence Realty Trust, Inc.		161,419	2,545,578
Mid-America Apartment Communities, Inc.		82,216	10,688,080
NexPoint Residential Trust, Inc.		16,963	580,813
UDR, Inc.		220,532	8,397,859
Veris Residential, Inc.		52,068	750,300
			83,395,342
Single-Family Residential REITs – 4.6%
American Homes 4 Rent Class A		229,118	8,202,424
Equity Lifestyle Properties, Inc.		124,706	7,518,525
Invitation Homes, Inc.		431,885	14,770,467
Sun Communities, Inc.		87,826	9,776,790
UMH Properties, Inc.		44,013	700,687
			40,968,893
TOTAL RESIDENTIAL REITS	124,364,235
RETAIL REITS – 13.5%
Retail REITs – 13.5%
Acadia Realty Trust		76,126	1,315,457
Agree Realty Corp.		71,355	4,082,933
Alexander's, Inc.		1,717	363,249
Brixmor Property Group, Inc.		212,144	4,688,382
CBL & Associates Properties, Inc.		7,905	171,934
Federal Realty Investment Trust		51,748	5,390,589
Getty Realty Corp.		36,826	997,985
InvenTrust Properties Corp.		47,513	1,203,979

		Shares	Value

Kimco Realty Corp.		476,292	$ 8,873,320
Kite Realty Group Trust		155,350	3,386,630
Macerich Co.		155,021	2,133,089
NETSTREIT Corp.		52,227	880,025
NNN REIT, Inc.		128,736	5,217,670
Phillips Edison & Co., Inc.		84,407	2,760,109
Realty Income Corp.		587,500	31,454,750
Regency Centers Corp.		123,496	7,313,433
Retail Opportunity Investments Corp.		91,093	1,117,711
Saul Centers, Inc.		9,218	335,627
Simon Property Group, Inc.		230,375	32,374,599
SITE Centers Corp.		137,713	1,857,748
Tanger, Inc.		78,401	2,222,668
Urban Edge Properties		85,871	1,436,622
Whitestone REIT		37,047	426,041
TOTAL RETAIL REITS	120,004,550
SPECIALIZED REITS – 35.2%
Data Center REITs – 8.6%
Digital Realty Trust, Inc.		213,870	29,680,879
Equinix, Inc.		66,258	47,116,726
			76,797,605
Other Specialized REITs – 6.7%
EPR Properties		54,618	2,216,945
Farmland Partners, Inc.		32,307	347,623
Four Corners Property Trust, Inc.		66,557	1,560,762
Gaming & Leisure Properties, Inc.		188,719	8,063,963
Gladstone Land Corp.		23,482	297,752
Iron Mountain, Inc.		205,987	15,968,112
Lamar Advertising Co. Class A		61,969	7,179,109
Outfront Media, Inc.		100,633	1,596,039
Safehold, Inc.		35,430	646,243
Uniti Group, Inc.		173,547	997,895
VICI Properties, Inc.		731,370	20,880,613
			59,755,056
Self-Storage REITs – 6.4%
CubeSmart		158,694	6,417,585
Extra Space Storage, Inc.		149,211	20,036,053
National Storage Affiliates Trust		55,774	1,954,321
Public Storage		111,686	28,976,933
			57,384,892
Telecom Tower REITs – 11.2%
American Tower Corp.		328,993	56,442,039
Crown Castle, Inc.		306,073	28,703,526
SBA Communications Corp.		76,141	14,171,363
			99,316,928
Timber REITs – 2.3%
PotlatchDeltic Corp.		55,931	2,237,799
Rayonier, Inc.		99,424	2,948,916

Quarterly Report	3

Common Stocks – continued
		Shares	Value
SPECIALIZED REITS – continued
Timber REITs – continued
Weyerhaeuser Co.		515,193	$ 15,543,373
			20,730,088
TOTAL SPECIALIZED REITS	313,984,569
TOTAL COMMON STOCKS (Cost $1,090,002,517)			888,728,736
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund 5.24% (b) (Cost $1,010,000)		1,010,000	1,010,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,091,012,517)	889,738,736
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	680,363
NET ASSETS – 100.0%	$890,419,099

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $84,000 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Contracts (United States)	40	June 2024	$1,272,000	$(89,418)	$(89,418)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	5

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
6	Quarterly Report